Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net cash flows from operating activities:
Net income (loss) for the period	$ 211,334	$ (215,235)	$ (24,331)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	1,135	10,899	570
Net loss on investments	214	97
Financial expenses, net	(677)	(55)
Taxes on income	119	157
Depreciation of equipment and right-of-use-assets	610	137	3
Amortization of intangible assets	581	130
Amortization of premium paid on investments	247
INX Token-based compensation	(6,902)	19,801	4,142
Unrealized net (gain) loss on INX Tokens issued	(226,044)	161,173	12,518
Impairment expense on digital assets	72	80
Revaluation of lease liability and right-of-use assets	(148)
Changes in operating assets and liabilities:
Decrease in trade receivables	328	215
Decrease in prepaid expenses, other receivables and receivable from related party	(225)	(278)	(161)
Increase in derivative assets	(1,072)
Increase in digital assets, net	(1,669)
Increase from revaluation of contingent liability		(96)
Increase (decrease) in accounts payable and accrued expenses	(1,061)	1,212	1,185
Cash paid and received during the year for:
Interest received	784	98
Taxes received (paid), net	69	(290)
Net cash used in operating activities	(22,305)	(21,955)	(6,074)
Net cash flows from investing activities:
Proceeds from INX Token offering		48,243
Increase in digital assets		(485)
Purchase of equipment	(335)	(132)	(35)
Purchase of investments	(33,402)	(14,533)
Proceeds from sales and maturities of investments	6,534
Increase in loan receivable from related parties	(218)	(475)
Net cash used in business combinations		(5,232)
Net cash provided by (used in) investing activities	(27,421)	27,386	(35)
Net cash flows from financing activities:
Proceeds from issuance of Ordinary shares			2,329
Proceeds from exercise of INX token warrants	150	1,052
Proceeds from issuance of INX tokens, net		31,852	10,403
Proceeds from exercise of option under SAFE agreements		720	879
Proceeds from private placement	29,591
Repayment of contingent consideration liability	(400)
Repayment of finance lease liabilities	(578)	(68)
Net cash provided by financing activities	28,763	33,556	13,611
Change in cash and cash equivalents	(20,963)	38,987	7,502
Cash and cash equivalents at beginning of year	46,568	7,581	79
Cash and cash equivalents at end of year	25,605	46,568	7,581
Significant non-cash transactions:
Premium on exercise of shares by related party		9	75
Contribution to equity by controlling shareholder		582
Conversion of convertible loan		148
INX Token Offering proceeds received in digital assets		49,488
Proceeds from Exercise of SAFE warrant by related party			278
Proceeds from exercise of share option		1,500
Right-of-use asset recognized with corresponding lease liability	827	654
Repayment of loan receivable from related parties	1,233
Contribution to equity upon cancellation of private placement warrants	$ 4,255